Emergence from Chapter 11 - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 31, 2011	Dec. 31, 2012	Dec. 31, 2010
Reorganization [Line Items]
Total funded exit		$ 470
Proceeds from rights offering		185
Percentage of pro rata share		50.90%
Aggregate percentage of rights offering		49.10%
Percentage of combined purchase of pro rata		7.50%
Reorganization income	613		613
Reorganization expense	$ 145		$ 145